American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

INTERNATIONAL CORE EQUITY FUND

Supplement dated May 1, 2008 * Prospectus dated September 28, 2007

AS OF MAY 9, 2008, THE ENTRY FOR FEI ZOU ON PAGE 9 IS DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60466 0805

American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

EQUITY GROWTH FUND

Supplement dated May 1, 2008 * Prospectus dated September 28, 2007

AS OF MAY 9, 2008, THE ENTRY FOR FEI ZOU ON PAGE 10 IS DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60467 0805

American Century Quantitative Equity Funds, Inc.

PROSPECTUS SUPPLEMENT

[american century investments logo and text logo ®]

NT EQUITY GROWTH FUND

Supplement dated May 1, 2008 * Prospectus dated September 28, 2007

AS OF MAY 9, 2008, THE ENTRY FOR FEI ZOU ON PAGE 8 IS DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-60468 0805